Finance debt	6 Months Ended
Jun. 30, 2024
Finance Debt
Finance debt

24.	Finance debt
24.1.	Balance by type of finance debt

In Brazil	06.30.2024	12.31.2023
Banking market	2,456	2,262
Capital market	2,792	3,130
Development banks (1)	585	698
Others	2	1
Total	5,835	6,091
Abroad
Banking market	4,871	6,303
Capital market	13,762	14,384
Export credit agency	1,702	1,870
Others	151	153
Total	20,486	22,710
Total finance debt	26,321	28,801
Current	4,617	4,322
Non-current	21,704	24,479
(1)	It includes BNDES, FINAME and FINEP.

Current finance debt is composed of:

	06.30.2024	12.31.2023
Short-term debt	12	4
Current portion of long-term debt	4,124	3,776
Accrued interest on short and long-term debt	481	542
Total	4,617	4,322

The capital market balance is mainly composed of US$ 13,164 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 1,823 in debentures and US$ 857 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2025 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 86%, 2% and 12%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2024 and 2037, do not require collateral and are not convertible into shares or equity interests.

On June 30, 2024, there were no default, breach of covenants or adverse changes in clauses that would result in changes to the payment terms of loan and financing agreements. There was no change in the guarantees required in relation to December 31, 2023. Petrobras fully, unconditionally and irrevocably guarantees its global notes issued in the capital markets by its wholly-owned subsidiary PGF and the loan agreements of its wholly-owned subsidiary PGT.

24.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2023	6,090	22,711	28,801
Proceeds from finance debt	557	10	567
Repayment of principal (1)	(158)	(2,177)	(2,335)
Repayment of interest (1)	(203)	(795)	(998)
Accrued interest (2)	240	774	1,014
Foreign exchange/ inflation indexation charges	110	300	410
Translation adjustment	(800)	(338)	(1,138)
Balance at June 30, 2024	5,836	20,485	26,321

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	12	50	62
Repayment of principal (1)	(208)	(1,237)	(1,445)
Repayment of interest (1)	(144)	(846)	(990)
Accrued interest (2)	212	877	1,089
Foreign exchange/ inflation indexation charges	82	(173)	(91)
Translation adjustment	398	268	666
Modification of contractual cash flows	(17)	-	(17)
Balance at June 30, 2023	5,242	23,986	29,228
(1)	It includes pre-payments.
(2)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

24.3.	Reconciliation with cash flows from financing activities

			Jan-Jun/2024			Jan-Jun/2023
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	567	(2,335)	(998)	62	(1,445)	(990)
Deposits linked to finance debt (1)		17	3		(37)	(14)
Net cash used in financing activities	567	(2,318)	(995)	62	(1,482)	(1,004)
(1)	Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

In the six-month period ended, the Company repaid several finance debts, in the amount of US$ 3,313, notably the pre-payment of US$ 250 of loan in the international banking market.

24.4.	Summarized information on current and non-current finance debt

Maturity in	2024	2025	2026	2027	2028	2029 onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	1,661	2,512	1,460	2,148	1,536	9,046	18,363	18,036
Floating rate debt (2)	1,416	1,916	1,119	1,468	523	428	6,870
Fixed rate debt	245	596	341	680	1,013	8,618	11,493
Average interest rate p.a.	6.7%	6.2%	6.5%	5.9%	5.4%	6.6%	6.5%
Financing in Brazilian Reais (R$):	447	270	440	128	130	4,121	5,536	5,225
Floating rate debt (3)	77	129	125	34	34	2,773	3,172
Fixed rate debt	370	141	315	94	96	1,348	2,364
Average interest rate p.a.	6.5%	8.0%	8.3%	8.7%	8.8%	7.5%	7.8%
Financing in Euro (€):	−	306	−	−	132	458	896	890
Fixed rate debt	−	306	−	−	132	458	896
Average interest rate p.a.	0.0%	4.6%	0.0%	0.0%	4.6%	4.7%	4.6%
Financing in Pound Sterling (£):	35	16	585	−	−	890	1,526	1,491
Fixed rate debt	35	16	585	−	−	890	1,526
Average interest rate p.a.	6.2%	6.2%	6.2%	0.0%	0.0%	6.5%	6.3%
Total as of June 30, 2024	2,143	3,104	2,485	2,276	1,798	14,515	26,321	25,642
Average interest rate	6.6%	6.5%	6.9%	6.5%	6.3%	6.6%	6.6%
Total as of December 31, 2023	4,322	3,066	2,551	2,547	1,816	14,499	28,801	29,329
Average interest rate	5.8%	5.8%	6.3%	6.1%	5.9%	6.5%	6.4%
(1)	The average maturity of outstanding debt as of June 30, 2024 is 11.76 years (11.38 years as of December 31, 2023).
(2)	Operations with variable index + fixed spread.
(3)	Operations with variable index + fixed spread, if applicable.

•	The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:
•	Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 12,703 of June 30, 2024 (US$ 13,971 of December 31, 2023); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 12,939 as of June 30, 2024 (US$ 15,358 as of December 31, 2023).

Regarding the Interest Rate Benchmark Reform (IBOR Reform), there was a necessity to amend the Company's contracts referenced in these indexes, considering the end of the publication of LIBOR (London Interbank Offered Rate) in dollars (US$), of one, three and six months.

As of June 30, 2024, 21% of the Company's finance debt has been indexed to SOFR (Secured Overnight Financing Rate) and has the CSA (Credit Spread Adjustment) negotiated with the creditors serving as a parameter, while 0.2% will still undergo contractual changes to switch to this new index.

The renegotiations performed so far have been solely for the replacement of the LIBOR benchmark and are necessary as a direct consequence of the reform of the reference interest rate. In these renegotiated cash flows, the change of the index is economically equivalent to the previous basis. Thus, the changes were prospective with the recognition of interest at the new index in the applicable periods.

Therefore, the Company does not expect material effects for the contracts that will still undergo contractual changes for the new index, considering that they will occur under market conditions.

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 27.2.2.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2024	2025	2026	2027	2028	2029 and thereafter	06.30.2024	12.31.2023
Principal	1,702	3,100	2,536	2,324	1,920	15,064	26,646	29,181
Interest	901	1,601	1,470	1,224	1,021	15,236	21,453	22,541
Total (1)	2,603	4,701	4,006	3,548	2,941	30,300	48,099	51,722
(1)	A maturity schedule of the lease arrangements (nominal amounts) is set out in note 25.

24.5.	Lines of credit

						06.30.2024
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV (1)	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	360	−	360
Petrobras (1)	Banco do Brasil	10/4/2018	10/4/2029	720	−	720
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	59	−	59
Total				1,139	−	1,139
(1)	On April 08, 2024, Petrobras reduced part of the Revolving Credit Facility to US$ 4,110 compared to the US$ 5,000 contracted in 2021. Thus, US$ 5,000 will be available for withdrawal until November 16, 2026 and US$ 4,110 from November 16, 2026, to November 16, 2028. On June 18, 2024, Petrobras renewed the RCF with Banco do Brasil, extending its maturity to October 4, 2029, and increasing its amount from US$ 360 (R$ 2 billion) to US$ 720 (R$ 4 billion).